Employee Incentive Plan (Compensation Schedule) (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended
Mar. 31, 2015
ENLK Restricted Units [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Paid for Tax Withholding for Share Based Compensation	84,860
Number of Units
Non-vested, beginning of period (Units)	1,022,191
Granted	542,723
Vested	244,998
Forfeited	(55,193)
Non-vested, end of period (Units)	1,264,723
Weighted Average Grant-Date Fair Value
Non-vested, beginning of period	$ 31.25
Granted	$ 27.07
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	$ 28.62
Forfeited	$ 31.48
Non-vested, end of period	$ 29.96
Aggregate intrinsic value, end of period (in thousands)	$ 31.3
ENLC Restricted Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Paid for Tax Withholding for Share Based Compensation	77,519
Number of Units
Non-vested, beginning of period (Units)	986,472
Granted	462,875
Vested	240,760
Forfeited	(47,473)
Non-vested, end of period (Units)	1,161,114
Weighted Average Grant-Date Fair Value
Non-vested, beginning of period	$ 37.03
Granted	$ 31.74
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	$ 35.71
Forfeited	$ 36.60
Non-vested, end of period	$ 35.21
Aggregate intrinsic value, end of period (in thousands)	37.8
Enlink midstream, LLC [Member] | Performance Based Restricted Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement Grant Date Fair Value	$ 34.24
Number of Units
Non-vested, beginning of period (Units)	0
Granted	96,963
Vested	0
Non-vested, end of period (Units)	96,963
Weighted Average Grant-Date Fair Value
Non-vested, beginning of period	$ 0.00
Granted	$ 41.31
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	$ 0.00
Non-vested, end of period	$ 41.31
Aggregate intrinsic value, end of period (in thousands)	3.2
Fair Value Assumptions, Risk Free Interest Rate	0.99%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	33.02%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	2.98%
EnLink Midstream Partners, LP [Member] | Performance Based Restricted Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement Grant Date Fair Value	$ 27.68
Number of Units
Non-vested, beginning of period (Units)	0
Granted	108,713
Vested	0
Non-vested, end of period (Units)	108,713
Weighted Average Grant-Date Fair Value
Non-vested, beginning of period	$ 0.00
Granted	$ 36.18
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	$ 0.00
Non-vested, end of period	$ 36.18
Aggregate intrinsic value, end of period (in thousands)	$ 2.7
Fair Value Assumptions, Risk Free Interest Rate	0.99%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	33.01%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	5.66%